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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2012

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2012

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	13
Portfolio of Investments	21
Shareholder Meeting Information	40
Additional Information	41

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PERFORMANCE SUMMARY

The Trust declared $0.10 of dividends during the second fiscal quarter and $0.20 during the six months ended August 31, 2012. Based on the average month-end net asset value ("NAV") per share of $5.79 for the second fiscal quarter and $5.81 for the six-month period, this resulted in an annualized distribution rate(1) of 7.22% for the second fiscal quarter and 6.90% for the six-month period. The Trust's total return for the second fiscal quarter, based on NAV, was 4.13% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 3.00% for the same quarter. For the six months ended August 31, 2012, the Trust's total return, based on NAV(3), was 5.54%, versus a total gross return on the Index of 3.85%. The total market value return(3) for the Trust's common shares during the second fiscal quarter was 10.14% and for the six months ended August 31, 2012 was 12.22%.

MARKET REVIEW

The global senior loan market performed well during the six-month period despite myriad and evolving headwinds and a seemingly ubiquitous sense of uncertainty. The Index return for the period was more than twice the return recorded during the same period in 2011. The primary catalyst to favorable overall performance was market value gains attributable to rising loan prices, as demand for floating rate, secured corporate loans continued to generally outstrip new loan supply.

The economic terrain during the performance period can be best described as mixed bag, and one clouded by a diverse set of factors, including the now impending elections and "fiscal cliff" here in the United States, questions as to the depth and breadth of European economic weakness and the wildest of cards, growing doubt regarding the strength of the Chinese economy. Add to these factors the awkward task of attempting to handicap critical policy action on the part of the U.S. Federal Reserve

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(3)  The total return is based on full reinvestment of dividends.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2012
Net Assets	$867,705,182
Total Assets	$1,268,773,038
Assets Invested in Senior Loans	$1,194,224,388
Senior Loans Represented	309
Average Amount Outstanding per Loan	$3,864,804
Industries Represented	33
Average Loan Amount per Industry	$36,188,618
Portfolio Turnover Rate (YTD)	43%
Weighted Average Days to Interest Rate Reset	37
Average Loan Final Maturity	60 months
Total Leverage as a Percentage of Total Assets	27.08%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

and the European Central Bank, and you have an investment landscape that continues to only loosely track the fundamentals, thereby challenging even the most seasoned investor, regardless of the asset class.

Through it all, senior loans remained resilient, benefiting not only from the widespread pursuit of acceptable risk-adjusted yield, but strong underlying demand from investors seeking the traditional downside protections offered by loans: namely, a lien on the issuing company's assets and an adjustable interest coupon that provides a natural hedge against the impact of rising interest rates. That demand has come from a variety of sources, including the formation of new collateralized loan obligation transactions, traditional institutional investors such as pension funds and insurance companies and to some degree, cross-over buying from high yield bond fund managers. Retail investors also became more active in the senior loan category during the performance period, more fully recognizing that, given relatively high current yields, an actual increase in interest rates is not required to position loans as an attractive investment.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2012 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Univision Communications, Inc.	2.4%	3.4%
BJs Wholesale Club	1.2%	1.7%
Texas Competitive Electric Holdings Company LLC	1.2%	1.7%
Lawson Software, Inc.	1.2%	1.7%
West Corp	1.1%	1.6%
Wideopenwest Finance, LLC	1.0%	1.4%
Chrysler Group LLC	1.0%	1.4%
Ineos US Finance LLC	0.9%	1.4%
Capital Automotive L.P.	0.9%	1.3%
Party City Holdings Inc	0.9%	1.3%

PORTFOLIO REVIEW

The Trust outperformed the Index for the six months ended August 31, attributable largely to favorable credit selection and a strong emphasis on attractive relative value within the loan category. The use of leverage for investment purposes, which has remained within our target range, also had a positive impact on returns during the period. Continuing a trend in place during the first part of the year, lower yielding loans were culled from the portfolio and replaced with those with wider credit spreads and, in virtually all cases, LIBOR(1) floors (i.e., a minimum LIBOR paid by the issuer pursuant to the underlying loan agreements). As a result, the weighted average coupon of the Trust's loan assets increased to 5.72%, from 5.52% at the end of the prior reporting period, and from 4.41% as of August 31 2011. Fundamental credit performance continued to be positive as the Trust experienced no defaults over the period.

Recently, several of the bellwether issuers within the Index have materially outperformed, including Univision Communications, Inc., First Data Corporation, Texas Competitive Electric Holding LLC and Caesars Entertainment Operating Company, Inc. The Trust's strategy of maintaining appropriately-sized positions in each of these companies, with selective overweights, proved successful as the robust technical environment firmly in place since the beginning of the year continued to push secondary loan prices generally higher during the period. The Fund also reduced its exposure to non-U.S. loans, which typically do not carry public ratings by any of the major ratings agencies.

Sector weightings remained fairly constant during the period, with the notable movement coming only in healthcare (8.84% at period-end, from 12.01% at the end of the last fiscal quarter). This

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2012 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Retailers (Except Food & Drug)	11.0%	16.1%
Business Equipment & Services	9.6%	14.1%
Health Care	8.4%	12.3%
Electronics/Electrical	7.0%	10.3%
Telecommunications	4.5%	6.6%
Radio & Television	4.5%	6.6%
Chemicals & Plastics	4.3%	6.3%
Automotive	3.9%	5.8%
Industrial Equipment	3.9%	5.7%
Publishing	3.5%	5.1%

(1)  LIBOR stands for London Interbank Offered Rate, an average interest rate that leading commercial banks pay to borrow from other banks. LIBOR is a primary benchmark for short-term interest rates around the world.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

decrease was due to actively harvesting gains in several of the Trust's healthcare positions along with actively pursuing relative value trades for further yield enhancement. The Trust's top industry exposures, i.e., retailers, business equipment/services, healthcare and electronics, were all accretive to relative returns during the period.

The Trust continues to be well diversified with 244 individual issuers and 33 different industry sectors represented. The average issuer exposure at August 31 stood at 0.41%, while the average industry sector exposure closed the fiscal quarter at just over 3.0%. Both measures were relatively unchanged from the prior reporting period.

Ratings Distribution as of August 31, 2012
Ba	36.07%
B	53.97%
Caa and below	7.44%
Not rated*	2.52%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

OUTLOOK AND CURRENT STRATEGY

We expect the senior loan market over the near term to largely follow the trends established in July/August, barring any major macro event. New loan fund creation and inflows to existing funds are likely to continue in the near future, thereby supporting loan demand and market prices. From the current vantage point, it appears growth in the U.S. economy is not strong enough to create a meaningful amount of new jobs, but sufficient for corporations to continue to improve profits (the Index averaged 12.1% EBITDA growth in the second quarter of 2012) and maintain reasonably healthy balance sheets. Therefore, near-term fundamental credit risk remains manageable in the eyes of most market observers, unless economic activity takes an unexpected and dramatic turn for the worse. All told, we continue to hold to our original estimate for full year 2012 loan returns in excess of the historical average. Of course, for this to occur, the oft-discussed and quite visible near-term headwinds facing the market must remain on the light side.

Jeffrey A. Bakalar Senior Vice President Managing Director ING Investment Management Co. LLC	Daniel A. Norman Senior Vice President Managing Director ING Investment Management Co. LLC

ING Prime Rate Trust
September 24, 2012

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2012
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	14.66%	10.43%	3.45%	5.55%
Based on Market Value	22.72%	15.12%	5.13%	7.18%
S&P/LSTA Leveraged Loan Index	10.52%	8.59%	5.53%	5.61%
Credit-Suisse Leveraged Loan Index	9.83%	8.53%	4.57%	5.49%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2012	3.25%	7.55%	7.46%	7.12%	7.04%
May 31, 2012	3.25%	7.60%	7.95%	6.86%	7.17%
February 29, 2012	3.25%	7.11%	7.48%	6.22%	6.53%
November 30, 2011	3.25%	6.71%	7.32%	6.00%	6.54%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the credit spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2012 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,210,031,835)	$1,207,286,695
Cash	808,339
Foreign currencies at value (Cost $5,559,266)	5,570,561
Receivables:
Investment securities sold	47,250,543
Interest	7,750,232
Other	898
Unrealized appreciation on foreign currency contracts	67,846
Prepaid arrangement fees on notes payable	35,617
Prepaid expenses	2,307
Total assets	1,268,773,038
LIABILITIES:
Notes payable	343,600,000
Payable for investment securities purchased	54,793,844
Accrued interest payable	248,888
Payable for investment management fees	824,293
Payable for administrative fees	257,592
Payable to custodian	206,807
Accrued trustees fees	7,849
Unrealized depreciation on foreign currency contracts	727,433
Other accrued expenses	401,150
Total liabilities	401,067,856
NET ASSETS	$867,705,182
Net assets value per common share outstanding (net assets divided by 147,166,528 shares of beneficial interest authorized and outstanding, no par value)	$5.90
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,118,314,410
Undistributed net investment income	4,164,687
Accumulated net realized loss	(251,337,185)
Net unrealized depreciation	(3,436,730)
NET ASSETS	$867,705,182

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2012 (Unaudited)

INVESTMENT INCOME:
Interest	$39,652,200
Amendment fees earned	281,465
Other	1,410,720
Total investment income	41,344,385
EXPENSES:
Investment management fees	4,851,456
Administration fees	1,516,080
Transfer agent fees	43,155
Interest expense	2,371,808
Custody and accounting expense	273,050
Professional fees	95,350
Shareholder reporting	165,190
Trustees fees	12,790
Miscellaneous expense	139,582
Total expenses	9,468,461
Net investment income	31,875,924
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,532,632)
Forward foreign currency contracts	3,042,860
Foreign currency related transactions	(1,635,237)
Net realized loss	(5,125,009)
Net change in unrealized appreciation or (depreciation) on: Investments	19,321,884
Forward foreign currency contracts	(261,465)
Foreign currency related transactions	(175,915)
Unfunded commitments	(1,018)
Net change in unrealized appreciation or (depreciation)	18,883,486
Net realized and unrealized gain	13,758,477
Increase in net assets resulting from operations	$45,634,401

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
FROM OPERATIONS:
Net investment income	$31,875,924	$51,554,932
Net realized loss	(5,125,009)	(21,532,648)
Net change in unrealized appreciation or (depreciation)	18,883,486	(26,842,894)
Distributions to preferred shareholders from net investment income	—	(62,995)
Increase in net assets resulting from operations	45,634,401	3,116,395
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(29,498,571)	(46,476,484)
Decrease in net assets from distributions to common shareholders	(29,498,571)	(46,476,484)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	290,855	916,239
Proceeds from shares sold	—	61,590
Net increase from capital share transactions	290,855	977,829
Net increase (decrease) in net assets	16,426,685	(42,382,260)
NET ASSETS:
Beginning of year or period	851,278,497	893,650,757
End of year or period (including undistributed net investment income of $4,164,687 and $1,787,334 respectively)	$867,705,182	$851,278,497

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2012 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$34,038,546
Facility fees received	131,812
Arrangement fees paid	(35,617)
Other income received	1,505,388
Interest paid	(2,301,670)
Other operating expenses paid	(6,665,922)
Purchases of securities	(531,481,690)
Proceeds on sale of securities	554,183,046
Net cash used by operating activities	49,373,893
Cash Flows From Financing Activities:
Dividends paid to common shareholders (net of reinvested distributions)	(29,207,716)
Net decrease of notes payable	(20,400,000)
Net cash flows provided in financing activities	(49,607,716)
Net decrease	(233,823)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	11,408
Cash and foreign currency balance
Net decrease in cash and foreign currency	(222,415)
Cash and foreign currency at beginning of period	6,601,315
Cash and foreign currency at end of period	$6,378,900
Reconciliation of Net Decrease in Net Assets Resulting from Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$45,634,401
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(19,321,884)
Change in unrealized appreciation or depreciation on forward currency contracts	261,465
Change in unrealized appreciation or depreciation on unfunded commitments	1,018
Change in unrealized appreciation or depreciation on other assets and liabilities	175,915
Accretion of discounts on investments	(5,103,228)
Amortization of premiums on investments	208,685
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	5,125,009
Purchases of investment securities	(531,481,690)
Proceeds from disposition of investment securities	554,183,046
Decrease in other assets	526
Increase in interest and other receivable	(719,111)
Increase in prepaid arrangement fees on notes payable	(35,617)
Decrease in prepaid expenses	131,812
Increase in accrued interest payable	70,138
Increase in payable for investment management fees	56,690
Increase in payable for administrative fees	17,716
Decrease in accrued trustees fees	(485)
Increase in other accrued expenses	169,487
Total adjustments	3,739,492
Net cash used by operating activities	$49,373,893
Non Cash Financing Activities
Reinvestment of dividends	$290,855

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
08-31-12	5.79	0.22	0.09	—	—	0.31	(0.20)	—	(0.20)	5.90	5.97
02-29-12	6.08	0.35	(0.32)	(0.00)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	—	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	—	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	—	(0.50)	6.73	6.46

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, net of fee waivers and/or recoupments, if any(6)	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
08-31-12	5.54		12.22		2.20	1.65	2.20	7.40	867,705	43
02-29-12	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	60.70		81.66		1.93	1.77 (5)	1.99 (5)	5.56	830,785	38
02-28-09	(31.93	)(4)	(32.03	)(4)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		4.27	2.33	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		3.17	2.29	3.18	6.04	1,082,748	93
02-29-04	15.72		28.77		2.40	2.11	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.68	2.19	2.68	7.33	922,383	48

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  There was no impact on total return due to payments by affiliates.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings
	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)
Year or period ended	(%)	(%)	(%)	(%)
ING Prime Rate Trust
08-31-12	1.17	1.57	1.57	5.26
02-29-12	1.24	1.64	1.64	4.51
02-28-11	1.39	1.68	1.68	4.26
02-28-10	1.67 (5)	1.87 (5)	1.81	5.23
02-28-09	1.54	2.37	2.37	6.21
02-29-08	1.60	3.17	3.17	7.53
02-28-07	1.56	3.25	3.25	6.63
02-28-06	1.58	2.90	2.90	5.24
02-28-05	1.63	2.27	2.26	4.32
02-29-04	1.84	2.09	2.09	5.82
02-28-03	1.82	2.23	2.23	6.10

	Supplemental data
	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
08-31-12	—	—	88,125	343,600	3,525	348,582	147,167
02-29-12	—	—	83,475	364,000	3,339	293,444	147,116
02-28-11	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	450,000	25,000	62,375	167,000	9,218	190,671	136,973

(a)  Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2012, 100.0% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. LLC ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended August 31, 2012, there have been no significant changes to the fair valuation methodologies.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Trust's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Trust uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Trust can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented when the Trust has a significant amount of Level 3.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended August 31, 2012, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $47,041,679.

E.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 3 — INVESTMENTS

For the period ended August 31, 2012, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $520,961,702 and $534,950,343, respectively. At August 31, 2012, the Trust held senior loans valued at $1,194,224,388 representing 98.9% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Ascend Media (Residual Interest)	01/05/10	—
Block Vision Holdings Corporation (719 Common Shares)	09/17/02	—
Cedar Chemical (Residual Interest)	12/31/02	—
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	50
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Supermedia, Inc. (32,592 Common Shares)	01/05/10	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities (fair value $394,028 was 0.05% of net assets at August 31, 2012)		$2,751

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Delaware limited liability company. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Trust, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Trust's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Trust or its operations and administration.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — COMMITMENTS

The Trust has entered into a $400 million 364-day revolving credit agreement which matures July 22, 2013, collateralized by assets of the Trust. Borrowing rates under this agreement are based

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2012, was $343.6 million. Weighted average interest rate on outstanding borrowings during the period was 1.21%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 27.08% of total assets at August 31, 2012. Average borrowings for the period ended August 31, 2012 were $348,582,065 and the average annualized interest rate was 2.70% excluding other fees related to the unused portion of the facilities, and other fees.

As of August 31, 2012, the Trust had no unfunded loan commitments.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2012, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

As of August 31, 2012 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 8 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2012, the Trust held no subordinated loans or unsecured loans.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
Number of Shares
Reinvestment of distributions from common shares	50,147	152,404
Proceeds from shares sold	—	10,144
Net increase in shares outstanding	50,147	162,548
Dollar Amount ($)
Reinvestment of distributions from common shares	$290,855	$916,239
Proceeds from shares sold	—	61,590
Net increase	$290,855	$977,829

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2012	Year Ended February 29, 2012
Ordinary Income	Ordinary Income
$29,498,571	$46,539,479

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2012 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Undistributed Ordinary	Unrealized Appreciation/	Post-October Capital Losses	Capital Loss Carryforwards
Income	(Depreciation)	Deferred	Amount	Character	Expiration
$1,396,322	$(22,050,725)	$(9,201,168)	$(22,421,058)	Short-term	2013
			(560,828)	Short-term	2014
			(41,585,301)	Short-term	2017
			(125,812,939)	Short-term	2018
			(24,760,715)	Short-term	2019
			(21,741,424)	Long-term	None
			$(236,882,265)

The Trust's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of August 31, 2012, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — SUBSEQUENT EVENTS

Subsequent to August 31, 2012, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.036	8/31/12	9/10/12	9/24/12
$0.036	9/28/12	10/10/12	10/22/12

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 137.6%
	Aerospace & Defense: 2.8%
1,950,000	Data Device Corp. (DDC), 1st Lien Term Loan, 7.500%, 06/15/18	$1,951,219	0.2
9,900,000	Delta, New Term Loan, 5.500%, 04/20/17	9,966,003	1.1
493,750	Delta, Pacific Route First Lien Term Loan, 4.250%, 03/07/16	488,812	0.1
4,979,987	DigitalGlobe Inc., Term Loan B, 5.750%, 10/07/18	5,000,739	0.6
710,526	Forgings International Ltd., GBP 95mm Term Loan B2, 4.961%, 12/18/15	685,658	0.1
710,526	Forgings International Ltd., GBP 95mm Term Loan C2, 5.461%, 12/20/16	685,658	0.1
5,874,413	US Airways, Term Loan, 2.736%, 03/21/14	5,690,838	0.6
		24,468,927	2.8
	Automotive: 5.8%
1,020,711	Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, 09/21/18	1,026,580	0.1
2,885,867	Avis Budget Car Rental, LLC, Tranche C Term Loan, 4.250%, 03/15/19	2,902,461	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
11,884,962	Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	$12,109,291	1.4
4,061,750	Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	3,990,669	0.5
3,742,140	Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	3,293,083	0.4
5,200,000	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	5,193,500	0.6
7,911,553	KAR Auction Services, Inc., Term Loan B, 5.000%, 05/19/17	7,941,221	0.9
2,666,250	Metaldyne, LLC, Term Loan B, 5.250%, 05/18/17	2,677,915	0.3
5,260,207	Remy International, Inc., Term Loan B, 6.250%, 12/16/16	5,266,782	0.6
1,279,701	Schrader International, Lux Term Loan, 6.250%, 04/30/18	1,289,299	0.2
984,404	Schrader International, US Term Loan, 6.250%, 04/30/18	991,787	0.1
3,316,074	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	3,340,945	0.4
		50,023,533	5.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Beverage & Tobacco: 0.4%
	1,790,560		Clement Pappas, $230mm Term Loan, 6.501%, 08/14/17	$1,790,560	0.2
EUR	838,069		Selecta, Term Loan B4, 2.670%, 06/28/15	742,389	0.1
SEK	661,141		Selecta, Term Loan B5, 4.520%, 02/07/15	564,173	0.1
				3,097,122	0.4
			Brokers, Dealers & Investment Houses: 1.1%
	4,975,000		Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.250%, 05/13/17	5,006,094	0.6
	2,636,835		Nuveen Investments, Inc., Term Loan Extended 2017, 5.953%, 05/12/17	2,649,031	0.3
	2,000,000		Nuveen Investments, Inc., Term Loan New Extended 2017, 5.955%, 05/13/17	2,010,834	0.2
				9,665,959	1.1
			Building & Development: 2.6%
EUR	2,182,629		Ahlsell AB, Term Loan B, 6.367%, 03/31/19	2,188,864	0.3
	11,101,543	(1)	Capital Automotive L.P., Term Loan, 5.250%, 03/11/17	11,157,050	1.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
812,542		Custom Building Products, Inc., Term Loan, 5.750%, 03/19/15	$811,527	0.1
4,488,750		NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	4,441,991	0.5
1,250,000		NES Rentals Holdings, Inc., Extended Second Lien Term Loan, 13.250%, 10/23/14	1,235,416	0.1
2,793,000		Roofing Supply Group, Term Loan B, 6.500%, 05/31/19	2,817,439	0.3
			22,652,287	2.6
		Business Equipment & Services: 14.1%
4,456,250	(1)	4L Holdings Inc., Term loan B, 6.753%, 05/06/18	4,389,406	0.5
4,767,794		Acosta, Inc., Term Loan B, 5.750%, 03/01/18	4,793,993	0.6
4,939,849		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, 12/18/17	4,948,084	0.6
2,365,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, 06/18/18	2,357,609	0.3
2,000,000		AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	1,985,000	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
5,000,000		AlixPartners LLP, Term Loan B-2, 6.500%, 06/15/19	$5,028,065	0.6
9,963,268	(1)	Avaya Inc., Term Loan B-3, 4.927%, 10/26/17	8,930,824	1.0
3,817,719		Catalent Pharma Solutions, Inc., Incremental USD Term Loan B-2, 5.250%, 09/15/17	3,841,580	0.4
6,261,060	(1)	CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, 04/28/17	6,052,360	0.7
1,968,940	(1)	CorpSource Finance Holdings, LLC, 2nd Lien Term Loan, 10.500%, 04/29/18	1,762,201	0.2
2,310,653		First American Payment Systems, Term Loan, 6.750%, 10/04/16	2,322,206	0.3
10,000,000		First Data Corporation, Extended 2018 Dollar Term Loan, 4.237%, 03/23/18	9,472,160	1.1
2,900,000	(1)	Genpact International, Inc., Term Loan B, 08/31/19	2,907,250	0.3
8,853,838		Go Daddy Operating Company, LLC, 1st Lien Term Loan, 5.500%, 12/17/18	8,698,896	1.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,049,000		Information Resources, Inc., Term Loan B, 5.000%, 12/01/17	$4,995,354	0.6
3,925,250		Interactive Data Corporation, Term Loan B, 4.500%, 02/12/18	3,944,264	0.5
2,970,000		Mercury Payment Systems LLC, Term Loan B, 5.500%, 07/03/17	2,984,850	0.4
4,950,104	(1)	Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	4,690,224	0.5
8,128,945		Quintiles Transnational Corp., Term Loan B, 5.000%, 06/08/18	8,176,361	0.9
1,900,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, 10/15/17	1,906,532	0.2
5,357,200		Trans Union LLC, Term Loan B, 5.500%, 02/12/18	5,409,101	0.6
811,856		U.S. Security Associates Holdings, Inc., $75mm Delayed Draw Term Loan, 6.000%, 07/28/17	813,886	0.1
3,152,978		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	3,160,860	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
4,359,461		Web.com Group, Inc., First Lien Term Loan, 7.000%, 10/28/17	$4,366,729	0.5
14,000,000	(1)	West Corp, Term B-6 Facility, 06/30/18	14,057,498	1.6
			121,995,293	14.1
		Cable & Satellite Television: 4.7%
4,900,000		Atlantic Broadband, First Lien Term Loan, 5.250%, 03/29/19	4,928,582	0.6
4,286,713	(1)	Cequel Communications, LLC, Term Loan 2012, 4.000%, 02/08/19	4,284,415	0.5
6,922,400		Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, 04/02/18	6,966,904	0.8
3,920,000		Mediacom LLC Group, Term Loan E, 4.500%, 10/23/17	3,884,885	0.5
1,250,000	(1)	RCN Cable, Term Loan B, 08/16/16	1,253,125	0.1
4,555,122		San Juan Cable LLC, '1st Lien, 6.000%, 06/09/17	4,555,122	0.5
2,150,000	(1)	WaveDivision Holdings LLC, Term Loan B, 09/28/19	2,158,735	0.3
12,450,000	(1)	Wideopenwest Finance, LLC, Term Loan, 6.250%, 07/05/18	12,477,240	1.4
			40,509,008	4.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics: 6.3%
4,995,000	Ascend Performance Materials Operations LLC, Term Loan, 6.750%, 04/09/18	$4,963,781	0.6
1,986,364	AZ Chem US Inc., Term Loan B, 7.250%, 12/19/17	2,008,090	0.2
4,365,000	Chemtura Corporation, Term Loan, 5.500%, 08/27/16	4,397,737	0.5
3,299,848	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 6.211%, 11/15/14	3,297,099	0.4
2,303,471	Houghton International, Inc., Term Loan B1, 6.750%, 01/29/16	2,326,506	0.3
11,987,463	Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 04/27/18	12,019,925	1.4
2,750,000	Kronos Worldwide, Inc., Term Loan B, 5.750%, 06/01/18	2,763,750	0.3
1,128,000	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 2.382%, 05/03/13	1,088,520	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics (continued)
1,128,448	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.249%, 05/05/15	$1,088,952	0.1
950,000	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C5B, 4.250%, 05/05/15	916,750	0.1
984,456	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.250%, 05/05/15	945,078	0.1
1,277,250	Omnova Solutions Inc, Term Loan B, 5.500%, 05/31/17	1,287,628	0.2
412,367	Sonneborn, Inc., BV Tranche, 6.500%, 03/31/18	414,428	0.0
2,336,744	Sonneborn, Inc., US Tranche, 6.500%, 03/31/18	2,348,427	0.3
2,558,773	Styron S.A.R.L., Term Loan B, 8.000%, 08/02/17	2,396,110	0.3
9,220,248	Univar Inc., Term Loan B, 5.000%, 06/30/17	9,185,673	1.1
2,952,600	Vantage Specialties Inc., Term Loan B, 7.000%, 02/10/18	2,974,745	0.3
		54,423,199	6.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Clothing/Textiles: 0.4%
1,992,169		Targus Group, Inc., New Senior Secured Term Loan, 11.000%, 05/16/16	$1,987,189	0.2
171,703		Totes Isotoner Corporation, Delayed Draw 1st Loan Term Loan, 7.293%, 07/07/17	169,986	0.0
1,655,605		Totes Isotoner Corporation, First Loan Term Loan, 7.251%, 07/07/17	1,639,049	0.2
			3,796,224	0.4
		Conglomerates: 1.6%
2,678,934	(1)	Affinion Group, Inc., First Lien Term Loan, 5.000%, 10/10/16	2,282,674	0.3
3,594,501		Spectrum Brands, Inc., Term Loan B, 5.000%, 06/17/16	3,613,117	0.4
2,677,975		Waterpik, Term Loan, 6.751%, 08/10/17	2,677,975	0.3
5,196,045		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	5,209,035	0.6
			13,782,801	1.6
		Containers & Glass Products: 3.9%
1,500,000		Consolidated Container Company LLC, Term Loan B, 6.250%, 07/07/19	1,515,000	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
	5,456,320	Husky Injection Molding Systems, Ltd, New Term Loan B, 5.750%, 06/30/18	$5,490,422	0.6
	978,077	Pro Mach, Inc, Term Loan, 6.250%, 07/06/17	970,334	0.1
EUR	1,228,841	Reynolds Group Holdings Inc, Eur Term Loan, 6.750%, 02/09/18	1,235,370	0.1
	9,870,502	Reynolds Group Holdings Inc, Term Loan C, 6.500%, 08/09/18	10,019,932	1.2
	8,107,620	Reynolds Group Holdings Inc, US Term Loan, 6.500%, 02/09/18	8,179,048	0.9
	4,100,000	TricorBraun, Term Loan, 5.500%, 04/30/18	4,115,375	0.5
	2,596,005	Xerium Technologies, Inc., USD First Lien Term Loan, 6.250%, 05/22/17	2,552,737	0.3
			34,078,218	3.9
		Cosmetics/Toiletries: 0.7%
	283,790	KIK Custom Products, Inc., $CAD First Lien Term Loan, 2.500%, 06/02/14	260,733	0.0
	1,650,368	KIK Custom Products, Inc., $US First Lien Term Loan, 2.500%, 06/02/14	1,516,275	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
825,000	KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, 05/30/14	$808,500	0.1
3,960,000	Revlon Consumer Products Corporation, Term Loan, 4.750%, 11/17/17	3,959,382	0.4
		6,544,890	0.7
	Drugs: 1.0%
3,500,000	Jazz Pharmaceuticals Inc., term loan, 5.250%, 05/30/18	3,516,040	0.4
4,943,387	Prestige Brands, Term loan B, 5.268%, 01/31/19	4,994,586	0.6
		8,510,626	1.0
	Ecological Services & Equipment: 0.3%
1,622,848	Valleycrest Companies, LLC, Extended Term Loan, 8.000%, 10/05/15	1,566,048	0.2
698,250	WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	702,614	0.1
		2,268,662	0.3
	Electronics/Electrical: 10.3%
8,300,000	Attachmate Corporation, 1st Lien Term Loan, 7.250%, 11/15/17	8,354,988	1.0
4,776,000	Blackboard Inc., 1st Lien Term Loan B, 7.500%, 10/04/18	4,699,364	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
2,743,125	Blackboard Inc., 1st Lien Term Loan B-1, 7.500%, 10/04/18	$2,699,109	0.3
3,000,000	Blackboard Inc., 2nd Lien Term Loan B, 11.500%, 10/01/19	2,793,750	0.3
7,138,000	Epicor Software Corporation, Term Loan B, 5.000%, 05/16/18	7,150,492	0.8
28,415	FCI International S.A.S., Term Loan A1, 2.841%, 09/30/12	28,344	0.0
25,983	FCI International S.A.S., Term Loan A2, 2.743%, 09/30/12	25,766	0.0
5,985,000	Freescale Semiconductor, Inc., Incremental Term Loan B-2, 6.000%, 02/28/19	5,901,210	0.7
7,701,170	Freescale Semiconductor, Inc., Term Loan B-2, 4.496%, 12/01/16	7,405,445	0.8
3,070,083	Greeneden U.S. Holdings II, L.L.C., 1st Lien Term Loan, 6.750%, 01/31/18	3,112,297	0.4
5,240,000	Kronos Incorporated, Tranche B-1 second-lien term loan, 10.461%, 06/11/18	5,292,400	0.6
3,283,500	Kronos Incorporated, Tranche C first-lien term loan, 6.250%, 12/26/17	3,306,074	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
14,713,125	Lawson Software, Inc., Term Loan B (USD), 6.250%, 04/01/18	$14,905,087	1.7
4,898,385	Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	4,916,754	0.6
2,325,358	Orbitz Worldwide, Inc., Term Loan, 3.232%, 07/25/14	2,235,831	0.3
1,545,000	RedPrairie Corporation, Term Loan B, 6.000%, 08/07/18	1,550,794	0.2
4,000,000	Sabre Inc., Incremental Term Loan, 7.250%, 12/27/17	3,986,668	0.5
4,261,149	Spansion LLC, Term Loan, 4.750%, 02/09/15	4,298,434	0.5
4,762,847	SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	4,784,675	0.5
492,708	SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	493,735	0.1
673,499	Travelport, Inc., Delayed Draw Term Loan extended, 4.961%, 08/21/15	623,173	0.1
421,022	Travelport, Inc., Term Loan B ($) Extended, 4.961%, 08/21/15	389,562	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
136,295	Travelport, Inc., Term Loan S (Synthetic LC Converted), 4.961%, 08/21/15	$126,110	0.0
		89,080,062	10.3
	Equipment Leasing: 0.8%
2,613,737	Brand Services, Inc., Existing Sr Sec 1st Lien, 2.500%, 02/07/14	2,556,561	0.3
1,143,354	Brand Services, Inc., Incremental Sr Sec 1st Lien, 3.676%, 02/07/14	1,124,774	0.1
250,000	Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, 03/16/18	248,750	0.0
3,437,132	Brock Holdings, Inc., New Term Loan B, 6.012%, 03/16/17	3,462,911	0.4
		7,392,996	0.8
	Financial Intermediaries: 1.7%
1,728,868	BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, 12/19/16	1,633,780	0.2
3,935,998	BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, 12/19/16	3,719,518	0.4
2,129,798	Fundtech, Term Loan, 7.500%, 11/15/17	2,143,109	0.3
2,878,874	MIP Delaware, LLC, Term Loan, 5.500%, 07/12/18	2,904,065	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,000,000		Residential Capital, A-1 Term Loan, 5.000%, 11/15/13	$4,028,332	0.5
				14,428,804	1.7
			Food Products: 1.5%
	3,930,000		Advance Pierre Foods, First Lien Term Loan, 7.000%, 09/30/16	3,958,249	0.4
	4,868,855	(1)	NPC International, Term Loan (2012 refi), 5.250%, 12/28/18	4,941,888	0.6
	2,545,487		Pinnacle Foods Holding Corporation, Term Loan E, 4.750%, 10/01/18	2,543,578	0.3
	1,700,000	(1)	Pinnacle Foods Holding Corporation, Term Loan F, 10/01/18	1,695,750	0.2
				13,139,465	1.5
			Food Service: 3.7%
	4,591,794		Bojangles Restaurants, Inc., Term Loan, 8.000%, 08/17/17	4,603,273	0.5
EUR	3,078,727		Burger King Corporation, Term Loan B EUR, 4.750%, 10/19/16	3,081,036	0.4
	6,207,957		Burger King Corporation, Term Loan B USD, 4.500%, 10/19/16	6,240,636	0.7
	5,236,875		Landry's Restaurants, Term Loan B, 6.500%, 04/30/18	5,299,880	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service (continued)
4,000,000	P.F. Chang's China Bistro, Inc., Term Loan B Facility, 6.250%, 06/30/19	$4,045,000	0.5
8,850,000	Wendy's International, Inc., Term Loan B, 4.750%, 05/15/19	8,911,605	1.0
		32,181,430	3.7
	Health Care: 12.3%
6,000,000	Bausch & Lomb, Inc., US term loan, 5.250%, 04/30/19	6,028,728	0.7
1,670,000	BSN Medical, Facility B1, 6.000%, 08/31/19	1,681,134	0.2
1,322,501	CHG Medical Staffing, Inc., 1st lien term loan, 5.250%, 10/03/16	1,322,501	0.1
4,903,033	ConvaTec, Term Loan B USD, 5.750%, 12/22/16	4,916,825	0.6
3,823,750	DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	3,834,265	0.4
5,938,567	Drumm Corp., Term loan B, 5.000%, 05/04/18	5,715,870	0.6
4,488,750	Emdeon, Inc., Term B-1, 5.000%, 11/02/18	4,505,583	0.5
5,267,275	Emergency Medical Services Corporation, Term loan B, 5.250%, 05/25/18	5,279,347	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,958,381	HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, 09/29/16	$1,964,093	0.2
6,280,525	Iasis Healthcare LLC, Term Loan B, 5.000%, 05/03/18	6,241,272	0.7
4,962,500	Immucor, Inc., Term B-1, 6.000%, 08/17/18	5,002,820	0.6
4,366,784	inVentiv Health Inc., Original term loan B, 6.500%, 08/04/16	4,093,860	0.5
2,533,172	inVentiv Health Inc., Term B-3, 6.750%, 05/15/18	2,372,739	0.3
9,950,000	Kinetic Concepts, Inc., Term Loan B-1, 7.000%, 04/20/18	10,077,927	1.2
1,379,262	Medassets, Inc., Term Loan B, 5.250%, 11/16/16	1,387,882	0.2
4,639,645	Onex Carestream Finance LP, Term Loan B, 5.000%, 02/25/17	4,542,505	0.5
5,373,000	Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, 11/30/18	5,447,996	0.6
2,169,563	Press Ganey, 1st Lien, 5.250%, 04/30/18	2,174,986	0.2
2,600,000	Press Ganey, 2nd Lien, 8.250%, 08/31/18	2,593,500	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
3,183,923	Rural/Metro Corporation, Term Loan B, 5.750%, 06/29/18	$3,170,392	0.4
3,600,000	Select Medical Corporation, Incremental Term Loan, 5.500%, 06/01/18	3,564,000	0.4
5,077,322	Skilled Healthcare Group, Inc., New Term Loan, 6.750%, 04/08/16	5,083,668	0.6
1,871,100	Surgical Care Affiliates LLC, Incremental term loan, 5.500%, 06/29/18	1,847,711	0.2
4,987,500	United Surgical Partners International, Inc., New Tranche B, 6.000%, 04/01/19	4,999,969	0.6
5,172,472	Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, 01/29/16	5,191,869	0.6
293,187	Vantage Oncology Holdings, LLC, Delayed Draw term loan $25mm, 7.750%, 01/31/17	285,857	0.0
2,413,285	Vantage Oncology Holdings, LLC, Term loan, 7.750%, 01/31/17	2,352,953	0.3
1,400,000	Wolverine Healthcare Analytics, Term Loan B, 6.750%, 05/31/19	1,406,125	0.2
		107,086,377	12.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Home Furnishings: 1.2%
3,950,473	Hillman Group (The), Inc., First Lien Term Loan, 5.000%, 05/27/16	$3,970,226	0.5
4,089,750	Monitronics International, Inc., Term Loan B, 5.500%, 03/31/18	4,128,091	0.5
2,009,963	Protection One, Inc., Term Loan B, 5.750%, 03/31/19	2,018,338	0.2
		10,116,655	1.2
	Industrial Equipment: 5.7%
1,302,821	Doncasters Group Limited, Facility B2, 4.738%, 05/15/15	1,236,703	0.1
1,295,468	Doncasters Group Limited, Facility C2, 5.232%, 05/13/16	1,229,723	0.1
3,357,887	Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, 05/31/16	3,359,287	0.4
1,728,264	Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, 05/31/16	1,728,984	0.2
6,250,000	Generac Power Systems, Inc., Term Loan B, 6.250%, 05/30/18	6,390,625	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Industrial Equipment (continued)
	7,895,116	Goodman Global Inc., Term Loan B, 5.750%, 10/28/16	$7,938,539	0.9
	6,542,125	Rexnord Corporation/ RBS Global, Inc., USD Term Loan, 5.000%, 04/01/18	6,592,826	0.8
	6,800,000	Schaeffler AG, Term Loan C2 USD, 6.000%, 01/31/17	6,838,250	0.8
	3,178,676	Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, 05/09/17	3,188,609	0.4
	4,400,000	Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	4,389,000	0.5
EUR	2,497,129	Terex Corporation, Term Loan Euro Tranche, 6.000%, 04/28/17	2,506,493	0.3
	3,970,000	Terex Corporation, Term Loan, 5.500%, 04/28/17	4,007,219	0.5
			49,406,258	5.7
		Insurance: 3.2%
	3,500,000	AmWINS Group, Inc., 1st Lien Term Loan, 6.054%, 06/01/19	3,506,563	0.4
	1,700,000	AmWINS Group, Inc., 2nd Lien Term Loan, 10.250%, 12/01/19	1,696,459	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,047,375		Applied Systems Inc., First Lien Incremental, 5.500%, 12/08/16	$1,044,757	0.1
2,367,922		Applied Systems Inc., First Lien, 5.500%, 12/08/16	2,367,183	0.3
1,400,000		Applied Systems Inc., Second Lien, 9.500%, 06/07/17	1,400,000	0.2
4,991,841	(1)	CCC Information Services Group, Inc., Term Loan B, 5.750%, 11/11/15	5,008,479	0.6
3,546,653		HMSC Corporation, 1st Lien Term Loan, 2.482%, 04/03/14	3,342,720	0.4
2,000,000		Hub International Limited, Add-on Term Loan, 4.732%, 06/13/17	2,003,750	0.2
2,052,438		Hub International Limited, Extended Incremental Term Loan B, 6.750%, 12/13/17	2,067,404	0.2
4,953,846		Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, 12/30/16	4,953,846	0.6
			27,391,161	3.2
		Leisure Good/Activities/Movies: 3.7%
5,667,159		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, 04/22/16	5,723,831	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
5,992,500	(1)	Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B USD, 5.750%, 04/30/17	$6,050,927	0.7
4,602,222		FGI Operating, Add-On Term Loan, 5.503%, 04/30/19	4,628,110	0.5
6,028,649		Getty Images, Inc, Term Loan B, 5.250%, 11/07/16	6,046,837	0.7
4,892,513		SRAM, LLC, First Lien Term Loan, 4.776%, 06/07/18	4,913,859	0.6
357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, 12/07/18	364,650	0.0
2,795,000	(1)	Wilton Brands, Inc., Term Loan, 08/31/18	2,801,988	0.3
2,000,000	(1)	Zuffa, LLC, Incremental Term Loan 2012, 7.500%, 06/19/15	2,007,500	0.2
			32,537,702	3.7
		Lodging & Casinos: 5.1%
952,500		Audio Visual Services Corporation, 1st Lien Term Loan, 2.720%, 02/28/14	859,234	0.1
5,167,500		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	5,223,330	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,415,817		Caesars Entertainment Operating Company, Inc., Term Loan B1, 3.236%, 01/28/15	$2,295,026	0.3
9,557,389	(1)	Caesars Entertainment Operating Company, Inc., Term Loan B2, 3.236%, 01/28/15	9,090,616	1.1
3,728,862		Caesars Entertainment Operating Company, Inc., Term Loan B3, 3.237%, 01/28/15	3,547,080	0.4
6,481,056		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	6,633,970	0.8
225,000		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.486%, 01/28/18	198,312	0.0
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	1,247,109	0.1
535,170	^,(2)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, -, 06/06/14	90,979	0.0
1,070,339	^,(2)	Fontainebleau Las Vegas, LLC, Term Loan, -, 06/06/14	181,958	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
	1,354,938	Global Cash Access, Inc., Term Loan B, 7.000%, 03/01/16	$1,370,181	0.2
	2,142,761	Golden Nugget, Inc., 1st Lien Term Loan, 3.240%, 06/30/14	2,048,122	0.2
	1,219,706	Golden Nugget, Inc., Delayed Draw Term Loan, 3.240%, 06/30/14	1,165,835	0.1
	3,000,000	Hudson Hotel, Mortgage, 5.000%, 08/12/13	2,947,500	0.3
	2,117,750	Isle Of Capri Casinos, Inc., Term Loan B, 4.750%, 11/01/13	2,130,086	0.3
EUR	1,572,499	Scandic Hotels AB, Term Loan B2 (EUR), 2.673%, 07/09/15	1,421,146	0.2
EUR	1,572,499	Scandic Hotels AB, Term Loan C2 (EUR), 3.173%, 07/08/16	1,421,146	0.2
	2,232,139	Station Casinos LLC, Term Loan B-1, 3.232%, 06/17/16	2,117,742	0.2
			43,989,372	5.1
		Nonferrous Metals/Minerals: 1.0%
	3,000,000	Constellium Holdco BV, Term Loan B, 9.250%, 04/30/18	2,955,000	0.3
	5,836,065	Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	5,793,753	0.7
			8,748,753	1.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Oil & Gas: 1.4%
1,461,375		Crestwood Holdings LLC, Term Loan B, 9.750%, 03/30/18	$1,483,905	0.2
6,283,979		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 6.250%, 05/06/16	5,556,834	0.6
4,975,000		Tervita (fka CCS Inc.), Add-On Term Loan, 6.500%, 11/14/14	5,010,238	0.6
			12,050,977	1.4
		Publishing: 5.1%
744,261		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	478,188	0.1
8,951,566		Cengage Learning, Inc., Extended Term Loan B, 5.740%, 07/31/17	7,890,170	0.9
3,000,000		Cengage Learning, Inc., Term Loan B, 2.490%, 07/03/14	2,774,166	0.3
5,272,752		Cenveo Corporation, Term Loan B, 6.625%, 12/21/16	5,290,326	0.6
1,684,914		Dex Media East, LLC, Term Loan, 2.947%, 10/24/14	1,067,815	0.1
5,065,478	(1)	Dex Media West, LLC, Term Loan 7.250%, 10/24/14	3,340,683	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Publishing (continued)
	1,060,875		Intermedia Outdoor, Inc., 1st lien Term Loan, 3.211%, 01/31/13	$965,396	0.1
	1,771,936		Nelson Canada, '1ST LIEN-C$ 330 mm, 2.961%, 07/03/14	1,488,427	0.2
EUR	670,967		PagesJaunes Groupe SA, Term Loan A3, 3.638%, 09/11/15	533,418	0.1
AUD	7,355,702		PBL Media, Term Loan B, 6.055%, 02/05/13	6,447,736	0.7
	3,102,211		Penton Media, Inc, Term Loan B, 5.000%, 08/01/14	2,400,336	0.3
	7,350,504		R.H. Donnelley Corporation, Term Loan, 9.000%, 10/24/14	4,336,797	0.5
	10,386,194	(1)	SuperMedia, Inc., Term Loan, 11.000%, 12/31/15	7,266,005	0.8
	1,515,303		Yell Group PLC, New Term Loan B, 4.459%, 07/31/14	440,700	0.0
				44,720,163	5.1
			Radio & Television: 6.6%
	316,265		AR Broadcasting LLC, Term Loan, 5.570%, 02/20/22	260,919	0.0
	2,792,526		Barrington Broadcasting Group, Term loan B, 7.500%, 06/30/17	2,827,433	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
6,000,000	(1)	Clear Channel Communications, Inc., Term Loan A, 3.632%, 06/02/14	$5,650,500	0.6
4,921,330		Clear Channel Communications, Inc., Term Loan B, 3.882%, 01/28/16	3,834,725	0.4
5,968,302		Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, 09/17/18	5,998,143	0.7
1,366,867		Entercom Communications Corporation, Term loan B, 6.250%, 11/22/18	1,376,777	0.2
3,276,583		FoxCo Acquisition, LLC, Term Loan B, 4.750%, 07/14/15	3,282,727	0.4
1,455,338	(1)	Hubbard Radio LLC, 1st lien term loan B, 5.250%, 04/28/17	1,468,072	0.2
995,000		LIN Television Corporation, Term Loan B, 5.000%, 01/01/18	1,003,706	0.1
573,300		Nexstar Broadcasting, Inc., Term Loan B-Mission, 5.000%, 09/30/16	574,733	0.1
1,390,463		Nexstar Broadcasting, Inc., Term Loan B-Nexstar, 5.000%, 09/30/16	1,393,939	0.2
30,851,566		Univision Communications, Inc., Extended Term Loan, 4.482%, 03/31/17	29,915,005	3.4
			57,586,679	6.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug): 16.1%
4,987,500		99 Cents Only Stores, Term Loan Facility (2012 refi), 5.250%, 01/15/19	$5,029,061	0.6
5,970,000		Academy Ltd., Term Loan, 6.000%, 08/03/18	5,997,361	0.7
5,258,557	(1)	Bass Pro Group, LLC, Term Loan B, 5.250%, 06/13/17	5,304,569	0.6
15,098,437		BJs Wholesale Club, First Lien Term Loan (2012 refi), 5.250%, 09/27/18	15,202,239	1.7
3,093,750		BJs Wholesale Club, Second Lien Term Loan, 10.000%, 03/27/19	3,180,762	0.4
5,939,901		Burlington Coat Factory, Term Loan B (refi), 5.500%, 02/23/17	5,951,038	0.7
3,620,101		FTD, Inc, Term Loan B, 4.750%, 06/06/18	3,620,101	0.4
6,600,966		Guitar Center, Inc., Extended Term Loan 5.720%, 04/10/17	6,221,411	0.7
5,450,000		Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 5.500%, 05/15/19	5,473,163	0.6
2,704,413		J. Crew, Term Loan B, 4.750%, 03/07/18	2,701,746	0.3
4,707,142		Jo-Ann Stores, Inc., Term Loan B, 4.750%, 03/16/18	4,693,412	0.5
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,973,489		Lord & Taylor, Term Loan Facility, 6.308%, 01/09/18	$4,005,774	0.5
EUR	640,358		Maxeda DIY Group B.V., Term Loan B1, 2.899%, 06/29/15	471,730	0.1
EUR	869,170		Maxeda DIY Group B.V., Term Loan B2, 2.881%, 08/01/15	640,289	0.1
EUR	640,022		Maxeda DIY Group B.V., Term Loan C1, 3.389%, 06/27/16	471,483	0.0
EUR	868,676		Maxeda DIY Group B.V., Term Loan C2, 3.391%, 08/01/16	639,925	0.1
	5,795,648	(1)	Michaels Stores, Inc., Term Loan B-2 (extending), 5.000%, 07/31/16	5,839,718	0.7
	7,463,834		Neiman Marcus Group, Inc, Term Loan, 4.750%, 05/16/18	7,479,680	0.9
	11,000,000		Party City Holdings Inc, Term Loan B, 5.750%, 07/27/19	11,063,250	1.3
	3,000,000		Pilot Travel Centers LLC, Incremental Term Loan B, 4.250%, 08/04/19	3,013,125	0.3
	5,034,205		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	4,816,057	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Retailers (Except Food & Drug) (continued)
	6,400,000		Savers, Term Loan B, 6.250%, 07/09/19	$6,480,000	0.7
	4,089,750		Sleepy's Holdings, LLC, Term Loan, 7.250%, 03/19/19	4,120,423	0.5
	3,700,000	(1)	Supervalu, Real Estate Term Loan B, 08/15/18	3,706,360	0.4
	5,000,122		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	4,844,563	0.6
	6,739,319		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	6,582,630	0.8
	1,382,500		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	1,321,670	0.1
	2,992,500		Toys "R" Us, Inc., Term Loan B-3, 5.250%, 05/25/18	2,860,830	0.3
EUR	4,410,961		Vivarte S.A.S., New Term B2 Finartex, 5.154%, 03/31/18	3,629,396	0.4
	3,999,975		Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	4,029,351	0.5
				139,391,117	16.1
			Surface Transport: 1.1%
	4,727,250		Baker Tanks, Inc., Term Loan, 4.750%, 06/01/18	4,733,159	0.5
	1,000,084		US Shipping Partners L.P., First Lien Term Loan, 9.200%, 08/07/13	957,330	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,192,000		Wabash National Corporation, Term Loan, 6.000%, 05/15/19	$4,215,580	0.5
			9,906,069	1.1
		Telecommunications: 6.6%
10,240,690		Asurion, LLC, 1st Lien Term Loan, 5.500%, 05/24/18	10,283,363	1.2
4,740,909		Asurion, LLC, Add-On 1st Lien Term Loan, 5.500%, 05/24/18	4,760,664	0.5
2,095,541		Asurion, LLC, Second Lien Term Loan, 9.000%, 05/24/19	2,172,553	0.3
4,442,473		Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	4,450,802	0.5
2,720,000		Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 02/27/17	2,739,720	0.3
2,500,000		Level 3 Financing, Inc, Term Loan 2019, 5.250%, 08/01/19	2,504,948	0.3
	6,230,000	Level 3 Financing, Inc, Term Loan B III, 5.750%, 09/01/18	6,269,492	0.7
2,977,500		Neustar, Inc., Term Loan, 5.000%, 11/07/18	3,007,275	0.3
7,200,000		Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	7,202,254	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
6,056,215	(1)	U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	$5,840,462	0.7
3,400,000		Windstream Corporation, Term Loan B-3, 4.000%, 08/06/19	3,408,500	0.4
5,000,000		Zayo Group, LLC, Term Loan B, 7.125%, 07/02/19	5,072,915	0.6
			57,712,948	6.6
		Utilities: 4.8%
5,329,925		Calpine Corp, Term Loan B-1, 4.500%, 04/02/18	5,354,725	0.6
989,950	(1)	Calpine Corp, Term Loan B-2, 4.500%, 04/02/18	992,837	0.1
3,672,250		Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, 08/04/16	3,817,172	0.5
3,672,250		Dynegy Power (GasCo), Term Loan, 9.250%, 08/04/16	3,857,904	0.5
6,933,448		Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	5,910,764	0.7
2,899,394		Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	2,877,648	0.3
22,080,819		Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.769%, 10/10/17	15,033,351	1.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,000,000		Texas Competitive Electric Holdings Company LLC, Term Loans, 3.769%, 10/10/14	$3,696,250	0.4
			41,540,651	4.8
		Total Senior Loans ( Cost $1,199,679,183 )	1,194,224,388	137.6
OTHER CORPORATE DEBT: 0.0%
		Surface Transport: 0.0%
297,646		US Shipping Partners L.P., Second Lien Term Loan, 2.500%, 08/07/13	94,750	0.0
		Total Other Corporate Debt ( Cost $313,671 )	94,750	0.0
Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.5%
100	@,R,X,(3)	Allied Digital Technology Corp. (Residual Interest in Bankruptcy Estate)	—	0.0
—	@,X	AR Broadcasting	—	0.0
154	@,X	AR Broadcasting (Warrants)	—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
719	@,R,X	Block Vision Holdings Corporation	—	0.0
1,836	@,X,(2)	Caribe Media Inc.	—	0.0
3	@,R,X,(2)	Cedar Chemical (Residual Interest)	—	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
117,133	@	Cumulus Media, Inc. (Class A Common Shares)	$324,459	0.1
1	@,R,X,(2)	Enterprise Profit Solutions (Liquidation Interest)	—	0.0
50	@,R,X	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—	0.0
10	@,X	Faith Media Holdings, Inc. (Residual Interest)	194,008	0.0
14,911	@,X	Global Garden (Class A1 Shares)	—	0.0
138,579	@,X	Global Garden (Class A3 Shares)	—	0.0
92,471	@,X	Glodyne Technoserve, Ltd.	101,290	0.0
2,576	@,R,X,(2)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—	0.0
498,762	@,X	GTS Corp.	—	0.0
31,238	@	Hawaiian Telcom	536,356	0.1
25	@,R,X,(2)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	25	0.0
291	@,R,X	Lincoln Paper & Tissue, LLC	—	0.0
5,933,579	@,R,X,(2)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
9,788	@	Mega Brands	84,414	0.0
351,820	@	Metro-Goldwyn- Mayer, Inc.	11,333,002	1.3
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
57,804	@,R,X	Safelite Realty Corporation	$273,413	0.0
32,592	@,R,(2),(3)	SuperMedia, Inc.	120,590	0.0
19,404	@,X,(2)	U.S. Shipping Partners, L.P.	—	0.0
275,292	@,X,(2)	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
1	@,R,X,(2)	US Office Products Company (Residual Interest in Bankruptcy Estate)	—	0.0
		Total Equities and Other Assets ( Cost $10,038,981 )	12,967,557	1.5
		Total Investments ( Cost $1,210,031,835 )	$1,207,286,695	139.1
		Liabilities in Excess of Other Assets	(339,581,513)	(39.1)
		Net Assets	$867,705,182	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

X  Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.

^  This Senior Loan Interest is non-income producing.

(1)  Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

AUD  Australian Dollar

EUR  EU Euro

SEK  Swedish Krona

  Cost for federal income tax purposes is $1,210,627,962.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$18,267,067
Gross Unrealized Depreciation	(21,608,334)
Net Unrealized Depreciation	$(3,341,267)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 08/31/12
Asset Table
Investments, at fair value
Senior Loans	$—	$1,194,224,388	$—	$1,194,224,388
Other Corporate Debt	—	94,750	—	94,750
Equities and Other Assets	1,065,819	11,434,292	467,446	12,967,557
Total Investments, at fair value	$1,065,819	$1,205,753,430	$467,446	$1,207,286,695
Other Financial Instruments+
Forward foreign currency contracts	—	67,846	—	67,846
Total Assets	$1,065,819	$1,205,821,276	$467,446	$1,207,354,541
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(727,433)	$—	$(727,433)
Total Liabilities	$—	$(727,433)	$—	$(727,433)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

  There were no transfers in or out of any Levels of the fair value hierarchy during the period ended August 31, 2012.

At August 31, 2012, the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Australian Dollar	3,128,000	Sell	09/14/12	$3,166,474	$3,227,118	$(60,644)
State Street Bank	Australian Dollar	3,128,000	Sell	10/16/12	3,285,338	3,217,492	67,846
State Street Bank	EU Euro	10,244,500	Sell	09/14/12	12,514,619	12,888,741	(374,122)
State Street Bank	EU Euro	10,181,500	Sell	10/16/12	12,562,517	12,813,959	(251,442)
State Street Bank	Swedish Krona	2,017,700	Sell	09/14/12	266,856	304,800	(37,944)
State Street Bank	Swedish Krona	1,854,300	Sell	10/16/12	276,480	279,761	(3,281)
							$(659,587)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

An annual meeting of shareholders of the ING Prime Rate Trust was held July 5, 2012, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

ING Prime Rate Trust, Common Shares

At this meeting, a proposal was submitted to elect ten trustees to the Board of Trustees of the Fund, each to serve until their death, resignation, or retirement or until his or her successor is duly elected and qualified. The proposal passed with the following votes recorded.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Common Shares Trustees	Colleen D. Baldwin	128,907,896.516	3,802,872.622	—	132,710,769.138
	John V. Boyer	129,028,798.101	3,681,971.037	—	132,710,769.138
	Patricia W. Chadwick	128,958,443.974	3,752,325.164	—	132,710,769.138
	Robert W. Crispin	88,629,834.024	44,080,935.114	—	132,710,769.138
	Peter S. Drotch	128,955,854.852	3,754,914.286	—	132,710,769.138
	J. Michael Earley	129,056,167.388	3,654,601.750	—	132,710,769.138
	Patrick W. Kenny	129,042,733.047	3,668,036.091	—	132,710,769.138
	Shaun P. Mathews	129,064,059.792	3,646,709.346	—	132,710,769.138
	Sheryl K. Pressler	129,012,668.704	3,698,100.434	—	132,710,769.138
	Roger B. Vincent	129,085,245.307	3,625,523.831	—	132,710,769.138

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, BNY will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of: (i) NAV; or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by BNY when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2012 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2012	February 8, 2012	February 23, 2012
February 29, 2012	March 8, 2012	March 22, 2012
March 30, 2012	April 5, 2012	April 23, 2012
April 30, 2012	May 8, 2012	May 22, 2012
May 31, 2012	June 7, 2012	June 22, 2012
June 29, 2012	July 6, 2012	July 23, 2012
July 31, 2012	August 8, 2012	August 22, 2012
August 31, 2012	September 6, 2012	September 24, 2012
September 28, 2012	October 5, 2012	October 22, 2012
October 31, 2012	November 8, 2012	November 23, 2012
November 30, 2012	December 6, 2012	December 24, 2012
December 21, 2012	December 27, 2012	January 11, 2013

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2012 was 3,513 which does not include approximately 46,051 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.inginvestment.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on August 2, 2012 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

SAR-UPRT

(0812-102312)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 1, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 1, 2012